                   [NATIONWIDE(R) MULTI-FLEX(R) ANNUITY LOGO]

                                  ANNUAL REPORT
                                DECEMBER 31, 1997



           NATIONWIDE(R)                          [NATIONWIDE INSURANCE LOGO]
            MULTI-FLEX                             Nationwide is on your side
         VARIABLE ACCOUNT                               Columbus, Ohio

                          [NATIONWIDE INSURANCE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Multi-Flex Variable Account.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.



                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
     Investments at market value:

      AIM VI - Capital Appreciation Fund (AIMCapAp)
         1,176 shares (cost $24,970)                                                       $        25,574

      AIM VI - International Equity Fund (AIMIntEq)
         342 shares (cost $5,736)                                                                    5,854

      American Century VP - American Century VP Advantage (ACVPAdv)
         1,515,831 shares (cost $8,571,312)                                                     10,004,485

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         3,340,132 shares (cost $32,358,628)                                                    32,332,478

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         40,232 shares (cost $215,810)                                                             216,851

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         832,225 shares (cost $18,087,400)                                                      20,780,648

      Dreyfus Stock Index Fund (DryStkIx)
         2,118,846 shares (cost $42,816,299)                                                    54,560,283

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         1,189 shares (cost $33,421)                                                                33,176

      Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
         401,049 shares (cost $4,606,369)                                                        4,704,307

      Dreyfus VIF - Small Cap Portfolio (DrySmCap)
         1,096,414 shares (cost $56,041,300)                                                    62,649,112

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         5,117,230 shares (cost $93,055,663)                                                   124,246,336

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,422,624 shares (cost $17,358,279)                                                    19,319,228

      Janus AS - Janus Aspen International Growth Portfolio (JanASIntGr)
         1,667 shares (cost $31,017)                                                                30,798

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         3,189,257 shares (cost $41,868,525)                                                    67,644,137

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         10,794,099 shares (cost $120,611,240)                                                 122,836,848

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         280 shares (cost $2,821)                                                                    2,839

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         42,381,871 shares (cost $42,381,871)                                                   42,381,871

      Nationwide SAT - Total Return Fund (NSATTotRe)
         34,877,449 shares (cost $359,099,234)                                                 571,292,619

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         2,418,213 shares (cost $36,854,018)                                                    43,044,185

      Strong Opportunity Fund II, Inc. (StOpp2)
         668,192 shares (cost $12,668,641)                                                      14,499,776

      Templeton VPS - Templeton International Fund (TemIntFd)
         1,480,080 shares (cost $25,554,716)                                                    29,868,011
                                                                                           ---------------
            Total investments                                                                1,220,479,416
   Accounts receivable                                                                              23,711
                                                                                           ---------------
            Total assets                                                                     1,220,503,127
ACCOUNTS PAYABLE                                                                                    16,421
                                                                                           ---------------
CONTRACT OWNERS' EQUITY (NOTE 4)                                                           $ 1,220,486,706
                                                                                           ===============



See accompanying notes to financial statements.

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      TOTAL                         AIMCapAp
                                                         -------------------------------  ------------------------------
                                                              1997             1996             1997           1996
                                                         ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................    $    22,670,838      21,119,041               5              -
Mortality, expense and administration
  charges (note 2) ..................................        (14,230,283)    (11,142,442)            (12)             -
                                                         ---------------  --------------  --------------  --------------
  Net investment activity ...........................          8,440,555       9,976,599              (7)             -
                                                         ---------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............         93,597,620      74,149,404              -               -
Cost of mutual fund shares sold .....................        (74,653,108)    (63,374,669)             -               -
                                                         ---------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............         18,944,512      10,774,735              -               -
Change in unrealized gain (loss) on investments .....        143,730,354      53,497,947             603              -
                                                         ---------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................        162,674,866      64,272,682             603              -
                                                         ---------------  --------------  --------------  --------------
Reinvested capital gains ............................         36,308,617      32,886,488              66              -
                                                         ---------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............        207,424,038     107,135,769             662              -
                                                         ---------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................        173,043,544     133,336,058           6,451              -
Transfers between funds .............................                 -               -           18,462              -
Redemptions .........................................        (97,519,435)    (74,091,271)             -               -
Annuity benefits ....................................            (99,001)        (88,867)             -               -
Annual contract maintenance charge (note 2) .........         (1,743,035)     (1,406,646)             (2)             -
Contingent deferred sales charges (note 2) ..........           (824,723)       (829,238)             -               -
Adjustments to maintain reserves ....................             22,836          38,880              (3)             -
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................         72,880,186      56,958,916          24,908              -
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............        280,304,224     164,094,685          25,570              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........        940,182,482     776,087,797              -               -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $1,220,486,706     940,182,482          25,570              -
                                                          ==============  ==============  ==============  ==============

                                                                   AIMIntEq                        ACVPAdv
                                                         -----------------------------   ------------------------------
                                                              1997           1996              1997           1996
                                                         -------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................                1               -          158,735         239,211
Mortality, expense and administration
  charges (note 2) ..................................               (2)              -         (128,515)       (127,401)
                                                         -------------   --------------  --------------  --------------
  Net investment activity ...........................               (1)              -           30,220         111,810
                                                         -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............               -                -        1,974,464         818,375
Cost of mutual fund shares sold .....................               -                -       (1,635,650)       (703,197)
                                                         -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............               -                -          338,814         115,178
Change in unrealized gain (loss) on investments .....              118               -          195,541          75,872
                                                         -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................              118               -          534,355         191,050
                                                         -------------   --------------  --------------  --------------
Reinvested capital gains ............................                4               -          548,350         463,336
                                                         -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............              121               -        1,112,925         766,196
                                                         -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................            5,619               -          764,476         855,091
Transfers between funds .............................              120               -       (1,266,044)       (503,780)
Redemptions .........................................               -                -         (944,093)       (494,204)
Annuity benefits ....................................               -                -               (7)             -
Annual contract maintenance charge (note 2) .........               -                -          (16,700)        (17,911)
Contingent deferred sales charges (note 2) ..........               -                -          (14,965)        (11,016)
Adjustments to maintain reserves ....................               (1)              -               12             472
                                                         -------------   --------------  --------------  --------------
    Net equity transactions .........................            5,738               -       (1,477,321)       (171,348)
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............            5,859               -         (364,396)        594,848
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........               -                -       10,368,913       9,774,065
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............            5,859               -       10,004,517      10,368,913
                                                         =============   ==============  ==============  ==============

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    ACVPCapAp                       ACVPIncGr
                                                         -------------------------------  ------------------------------
                                                              1997             1996             1997           1996
                                                         ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................      $           -               -               -               -
Mortality, expense and administration
  charges (note 2) ..................................            (488,542)       (636,076)            (77)             -
                                                           --------------  --------------  --------------  --------------
  Net investment activity ...........................            (488,542)       (636,076)            (77)             -
                                                           --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............          11,459,625       4,150,694             557              -
Cost of mutual fund shares sold .....................          (9,640,042)     (2,959,651)           (538)             -
                                                           --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............           1,819,583       1,191,043              19              -
Change in unrealized gain (loss) on investments .....          (3,909,793)     (8,723,996)          1,041              -
                                                           --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................          (2,090,210)     (7,532,953)          1,060              -
                                                           --------------  --------------  --------------  --------------
Reinvested capital gains ............................             818,434       5,470,200              -               -
                                                           --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............          (1,760,318)     (2,698,829)            983              -
                                                           --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................           3,208,021       5,651,967          22,410              -
Transfers between funds .............................          (9,312,700)     (3,186,737)        193,474              -
Redemptions .........................................          (4,504,076)     (3,161,270)             -               -
Annuity benefits ....................................                  (7)             -               -               -
Annual contract maintenance charge (note 2) .........             (72,900)        (91,978)            (17)             -
Contingent deferred sales charges (note 2) ..........             (78,351)        (81,116)             -               -
Adjustments to maintain reserves ....................                (174)          2,592               9              -
                                                           --------------  --------------  --------------  --------------
    Net equity transactions .........................         (10,760,187)       (866,542)        215,876              -
                                                           --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         (12,520,505)     (3,565,371)        216,859              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........          44,852,368      48,417,739              -               -
                                                           --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      $   32,331,863      44,852,368         216,859              -
                                                           ===============  =============  ==============  ==============


                                                                  DrySRGro                        DryStkix
                                                        ----------------------------   ------------------------------
                                                            1997           1996              1997           1996
                                                        ------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................          75,046           14,833         633,022         329,372
Mortality, expense and administration
  charges (note 2) ..................................        (179,325)         (46,207)       (504,354)       (197,346)
                                                        -------------   --------------  --------------  --------------
  Net investment activity ...........................        (104,279)         (31,374)        128,668         132,026
                                                        -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............         421,736          125,914         707,521         225,077
Cost of mutual fund shares sold .....................        (251,714)         (90,420)       (457,827)       (174,914)
                                                        -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............         170,022           35,494         249,694          50,163
Change in unrealized gain (loss) on investments .....       2,221,298          359,594       7,644,619       2,404,759
                                                        -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................       2,391,320          395,088       7,894,313       2,454,922
                                                        -------------   --------------  --------------  --------------
Reinvested capital gains ............................         585,969          265,581       1,507,200         339,241
                                                        -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       2,873,010          629,295       9,530,181       2,926,189
                                                        -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................       8,956,132        3,838,392      15,881,608       7,214,548
Transfers between funds .............................       2,728,693        1,182,521       9,231,643       3,028,873
Redemptions .........................................        (588,429)        (138,371)     (1,971,994)       (793,292)
Annuity benefits ....................................              -                -               -               -
Annual contract maintenance charge (note 2) .........         (41,768)         (13,276)        (80,253)        (33,672)
Contingent deferred sales charges (note 2) ..........          (8,178)          (2,093)        (22,485)        (16,134)
Adjustments to maintain reserves ....................             (21)             647           1,530           1,162
                                                        -------------   --------------  --------------  --------------
    Net equity transactions .........................      11,046,429        4,867,820      23,040,049       9,401,485
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      13,919,439        5,497,115      32,570,230      12,327,674
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........       6,861,492        1,364,377      21,990,935       9,663,261
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      20,780,931        6,861,492      54,561,165      21,990,935
                                                        =============   ==============  ==============  ==============

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                     DryCapAp                       DryQualBd
                                                         -------------------------------  ------------------------------
                                                              1997             1996             1997           1996
                                                         ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................    $          205              -          214,911          68,688
Mortality, expense and administration
  charges (note 2) ..................................               (16)             -          (43,572)        (14,429)
                                                         --------------  --------------  --------------  --------------
  Net investment activity ...........................               189              -          171,339          54,259
                                                         --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............                -               -          376,870         104,785
Cost of mutual fund shares sold .....................                -               -         (380,850)       (108,407)
                                                         --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............                -               -           (3,980)         (3,622)
Change in unrealized gain (loss) on investments .....              (245)             -           83,709          14,065
                                                         --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................              (245)             -           79,729          10,443
                                                         --------------  --------------  --------------  --------------
Reinvested capital gains ............................                17              -           29,382              -
                                                         --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............               (39)             -          280,450          64,702
                                                         --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................            11,423              -        2,268,714       1,746,654
Transfers between funds .............................            21,796              -          (54,361)        412,493
Redemptions .........................................                -               -          (90,499)        (13,748)
Annuity benefits ....................................                -               -               -               -
Annual contract maintenance charge (note 2) .........                (4)             -          (10,521)         (1,238)
Contingent deferred sales charges (note 2) ..........                -               -           (1,276)           (121)
Adjustments to maintain reserves ....................                 5              -               96             (17)
                                                         --------------  --------------  --------------  --------------
    Net equity transactions .........................            33,220              -        2,112,153       2,144,023
                                                         --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............            33,181              -        2,392,603       2,208,725
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........                -               -        2,311,843         103,118
                                                         --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............    $       33,181              -        4,704,446       2,311,843
                                                         ==============  ==============  ==============  ==============


                                                                   DrySmCap                         FidVIPEI
                                                         -----------------------------   ------------------------------
                                                              1997           1996              1997           1996
                                                         -------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................          66,440           60,127       1,376,653          81,351
Mortality, expense and administration
  charges (note 2) ..................................        (618,547)        (260,455)     (1,336,938)       (843,539)
                                                        -------------   --------------  --------------  --------------
  Net investment activity ...........................        (552,107)        (200,328)         39,715        (762,188)
                                                        -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............         577,816          114,434       1,484,034         674,379
Cost of mutual fund shares sold .....................        (353,809)         (78,010)       (998,925)       (519,060)
                                                        -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............         224,007           36,424         485,109         155,319
Change in unrealized gain (loss) on investments .....       3,539,427        1,994,080      15,867,413       6,196,919
                                                        -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................       3,763,434        2,030,504      16,352,522       6,352,238
                                                        -------------   --------------  --------------  --------------
Reinvested capital gains ............................       3,506,010          917,183       6,921,505       2,332,075
                                                        -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............       6,717,337        2,747,359      23,313,742       7,922,125
                                                        -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................      24,803,583       16,810,842      25,054,542      19,827,675
Transfers between funds .............................       2,005,819        3,403,166       4,912,332       3,672,891
Redemptions .........................................      (3,029,006)        (656,196)     (7,187,817)     (3,324,003)
Annuity benefits ....................................              -                -             (998)             -
Annual contract maintenance charge (note 2) .........        (190,393)         (86,630)       (217,473)       (140,866)
Contingent deferred sales charges (note 2) ..........         (31,745)         (10,126)        (84,502)        (71,790)
Adjustments to maintain reserves ....................             (50)           1,337           1,072           3,240
                                                        -------------   --------------  --------------  --------------
    Net equity transactions .........................      23,558,208       19,462,393      22,477,156      19,967,147
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      30,275,545       22,209,752      45,790,898      27,889,272
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........      32,373,939       10,164,187      78,456,637      50,567,365
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      62,649,484       32,373,939     124,247,535      78,456,637
                                                        =============   ==============  ==============  ==============

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    FidVIPHI                        JanASIntgr
                                                         -------------------------------  ------------------------------
                                                              1997             1996             1997           1996
                                                         ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................    $       662,094         228,296              33              -
Mortality, expense and administration
  charges (note 2) ..................................           (177,447)        (69,808)            (22)             -
                                                          --------------  --------------  --------------  --------------
  Net investment activity ...........................            484,647         158,488              11              -
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............            328,986         150,976              -               -
Cost of mutual fund shares sold .....................           (284,239)       (135,558)             -               -
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............             44,747          15,418              -               -
Change in unrealized gain (loss) on investments .....          1,402,718         392,462            (219)             -
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................          1,447,465         407,880            (219)             -
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ............................             81,832          44,667              -               -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............          2,013,944         611,035            (208)             -
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................          7,922,442       4,579,733           4,995              -
Transfers between funds .............................          1,346,162       1,035,603          26,016              -
Redemptions .........................................           (594,910)       (137,260)             -               -
Annuity benefits ....................................                 -               -               -               -
Annual contract maintenance charge (note 2) .........            (42,994)        (20,338)             -               -
Contingent deferred sales charges (note 2) ..........             (7,262)         (1,771)             -               -
Adjustments to maintain reserves ....................                 44             137              (1)             -
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................          8,623,482       5,456,104          31,010              -
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............         10,637,426       6,067,139          30,802              -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........          8,681,879       2,614,740              -               -
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $   19,319,305       8,681,879          30,802              -
                                                          ==============  ==============  ==============  ==============


                                                                   NSATCapAp                      NSATGvtBd
                                                        -----------------------------   ------------------------------
                                                             1997           1996              1997           1996
                                                        -------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................         621,889          605,147       7,524,704       8,323,251
Mortality, expense and administration
  charges (note 2) ..................................        (771,115)        (547,337)     (1,616,047)     (1,778,825)
                                                        -------------   --------------  --------------  --------------
  Net investment activity ...........................        (149,226)          57,810       5,908,657       6,544,426
                                                        -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............       4,734,284        4,849,353      19,995,640      19,548,741
Cost of mutual fund shares sold .....................      (2,574,052)      (3,368,161)    (20,441,064)    (19,797,914)
                                                        -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............       2,160,232        1,481,192        (445,424)       (249,173)
Change in unrealized gain (loss) on investments .....      12,931,948        6,345,678       4,218,681      (3,789,649)
                                                        -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................      15,092,180        7,826,870       3,773,257      (4,038,822)
                                                        -------------   --------------  --------------  --------------
Reinvested capital gains ............................       1,431,110        1,385,825              -               -
                                                        -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............      16,374,064        9,270,505       9,681,914       2,505,604
                                                        -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................       3,933,159        3,652,787       6,432,559       7,028,459
Transfers between funds .............................       3,829,604        4,408,321      (8,165,800)     (8,764,388)
Redemptions .........................................      (4,705,611)      (4,363,953)    (14,959,843)    (14,629,983)
Annuity benefits ....................................          (4,444)          (3,562)        (18,506)        (18,802)
Annual contract maintenance charge (note 2) .........         (61,538)         (56,195)       (159,430)       (188,842)
Contingent deferred sales charges (note 2) ..........         (36,519)         (39,686)       (128,121)       (164,770)
Adjustments to maintain reserves ....................           1,147            3,728           2,917           4,112
                                                        -------------   --------------  --------------  --------------
    Net equity transactions .........................       2,955,798        3,601,440     (16,996,224)    (16,734,214)
                                                        -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      19,329,862       12,871,945      (7,314,310)    (14,228,610)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........      48,315,224       35,443,279     130,153,978     144,382,588
                                                        -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      67,645,086       48,315,224     122,839,668     130,153,978
                                                        =============   ==============  ==============  ==============

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 and 1996

                                                                    NSATHIncBd                      NSATMyMkt
                                                         -------------------------------  ------------------------------
                                                              1997             1996             1997           1996
                                                         ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................    $            30              -        2,286,364       2,221,179
Mortality, expense and administration
  charges (note 2) ..................................                 (4)             -         (583,593)       (586,368)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ...........................                 26              -        1,702,771       1,634,811
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............                 -               -       22,275,683      16,825,670
Cost of mutual fund shares sold .....................                 -               -      (22,275,683)    (16,825,670)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............                 -               -               -               -
Change in unrealized gain (loss) on investments .....                 18              -               -               -
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................                 18              -               -               -
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ............................                 -               -               -               -
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............                 44              -        1,702,771       1,634,811
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................                 70              -       16,515,995      12,586,742
Transfers between funds .............................              2,734              -      (13,814,402)     (6,202,854)
Redemptions .........................................                 -               -       (8,106,654)     (7,615,191)
Annuity benefits ....................................                 -               -           (4,656)         (5,312)
Annual contract maintenance charge (note 2) .........                 -               -          (59,936)        (67,312)
Contingent deferred sales charges (note 2) ..........                 -               -          (47,539)        (59,147)
Adjustments to maintain reserves ....................                 -               -             (112)          1,445
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................              2,804              -       (5,517,304)     (1,361,629)
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............              2,848              -       (3,814,533)        273,182
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........                 -               -       46,180,606      45,907,424
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $        2,848              -       42,366,073      46,180,606
                                                          ==============  ==============  ==============  ==============


                                                                    NSATTotRe                       NBAMTBaL
                                                         -----------------------------   ------------------------------
                                                              1997           1996              1997           1996
                                                         -------------   -------------   --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................        7,841,110        7,984,819         704,341         838,838
Mortality, expense and administration
  charges (note 2) ..................................       (6,817,098)      (5,386,397)       (534,476)       (489,489)
                                                         -------------   --------------  --------------  --------------
  Net investment activity ...........................        1,024,012        2,598,422         169,865         349,349
                                                         -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............       24,399,427       23,953,506       4,206,979       2,368,955
Cost of mutual fund shares sold .....................      (11,146,878)     (16,293,604)     (3,740,040)     (2,120,743)
                                                         -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ...............       13,252,549        7,659,902         466,939         248,212
Change in unrealized gain (loss) on investments .....       92,265,314       48,966,019       4,192,554      (3,276,246)
                                                         -------------   --------------  --------------  --------------
  Net gain (loss) on investments ....................      105,517,863       56,625,921       4,659,493      (3,028,034)
                                                         -------------   --------------  --------------  --------------
Reinvested capital gains ............................       18,191,970       16,952,052       1,807,809       4,664,756
                                                         -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............      124,733,845       76,176,395       6,637,167       1,986,071
                                                         -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................       35,235,957       34,517,904       3,791,197       4,763,121
Transfers between funds .............................        7,251,400        1,127,420      (2,569,977)     (1,712,251)
Redemptions .........................................      (45,327,124)     (36,069,802)     (3,117,346)     (2,295,068)
Annuity benefits ....................................          (70,375)         (61,191)             (8)             -
Annual contract maintenance charge (note 2) .........         (623,664)        (582,331)        (67,133)        (66,349)
Contingent deferred sales charges (note 2) ..........         (290,852)        (313,761)        (53,200)        (52,996)
Adjustments to maintain reserves ....................           17,772           18,381             402             956
                                                         -------------   --------------  --------------  --------------
    Net equity transactions .........................       (3,806,886)      (1,363,380)     (2,016,065)        637,413
                                                         -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      120,926,959       74,813,015       4,621,102       2,623,484
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........      450,382,051      375,569,036      38,423,351      35,799,867
                                                         -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............      571,309,010      450,382,051      43,044,453      38,423,351
                                                         =============   ==============  ==============  ==============

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 and 1996

                                                                   StOpp2                           TemIntFd
                                                         -------------------------------  ------------------------------
                                                              1997             1996             1997           1996
                                                         ---------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................     $       38,347          15,972         466,908         107,957
Mortality, expense and administration
  charges (note 2) ..................................           (128,404)        (26,821)       (302,177)       (131,944)
                                                          --------------  --------------  --------------  --------------
  Net investment activity ...........................            (90,057)        (10,849)        164,731         (23,987)
                                                          --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ...............             82,371          73,157         571,627         165,388
Cost of mutual fund shares sold .....................            (69,365)        (68,700)       (402,432)       (130,660)
                                                          --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ...............             13,006           4,457         169,195          34,728
Change in unrealized gain (loss) on investments .....          1,422,166         405,504       1,653,443       2,132,886
                                                          --------------  --------------  --------------  --------------
  Net gain (loss) on investments ....................          1,435,172         409,961       1,822,638       2,167,614
                                                          --------------  --------------  --------------  --------------
Reinvested capital gains ............................            691,280          20,084         187,679          31,488
                                                          --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............          2,036,395         419,196       2,175,048       2,175,115
                                                          --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................          6,100,729       3,778,181      12,123,462       6,483,962
Transfers between funds .............................          1,528,491       1,095,893       2,086,538       1,002,829
Redemptions .........................................           (534,715)        (44,718)     (1,857,318)       (354,212)
Annuity benefits ....................................                 -               -               -               -
Annual contract maintenance charge (note 2) .........            (34,063)         (2,768)        (64,246)        (36,940)
Contingent deferred sales charges (note 2) ..........             (7,263)           (572)        (12,465)         (4,139)
Adjustments to maintain reserves ....................               (368)            142          (1,440)            546
                                                          --------------  --------------  --------------  --------------
    Net equity transactions .........................          7,052,811       4,826,158      12,274,531       7,092,046
                                                          --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............          9,089,206       5,245,354      14,449,579       9,267,161
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........          5,410,688         165,334      15,418,578       6,151,417
                                                          --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $   14,499,894       5,410,688      29,868,157      15,418,578
                                                          ==============  ==============  ==============  ==============

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

              Funds of the AIM Variable Insurance Funds, Inc. (AIM VI);
                AIM VI - Capital Appreciation Fund (AIMCapAp)*
                AIM VI - International Equity Fund (AIMIntEq)*

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP) (formerly TCI Portfolios, Inc.); American Century VP - American Century VP Advantage (ACVPAdv)
                  (formerly TCI Portfolios - TCI Advantage)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)*

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)* Dreyfus VIF - Quality Bond Portfolio (DryQualBd)*
                Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - High Income Portfolio (FidVIPHI)*

              Portfolio of the Janus Aspen Series (Janus AS);
                Janus AS - Janus Aspen International Growth Portfolio
                 (JanASIntGr)*

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd)* Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

              Strong Opportunity Fund II, Inc. (StOpp2)*
                (formerly Strong Special Fund II, Inc.)

              Portfolio of the Templeton Variable Products Series Fund
                (Templeton VPS);
                Templeton VPS - Templeton International Fund (TemIntFd)*

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.



*This fund is only available for contracts issued to Plans established under the NEA Valuebuilder Annuity.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                                                               ANNUAL
   Contracts in accumulation phase:                          UNITS         UNIT VALUE                          RETURN
                                                           --------        ---------                           -------
      AIM VI - Capital Appreciation Fund:
         Tax qualified                                         2,066       $  9.498576      $  19,624           (5)%(a)
         Non-tax qualified                                       626          9.498576          5,946           (5)%(a)

      AIM VI - International Equity Fund:
         Tax qualified                                           591          9.913890          5,859           (1)%(a)

      American Century VP - American Century
      VP Advantage:
         Tax qualified                                       442,702         15.651770      6,929,070           11%
         Non-tax qualified                                   169,301         15.651770      2,649,860           11%
         Initial Funding by Depositor                         25,000         17.013707        425,343           13%

      American Century VP - American Century
      VP Capital Appreciation:
         Tax qualified                                     1,536,676         14.829811     22,788,615           (5)%
         Non-tax qualified                                   643,504         14.829811      9,543,043           (5)%

      American Century VP - American Century
      VP Income & Growth:
         Tax qualified                                        18,598         10.403924        193,492            4%(a)
         Non-tax qualified                                     2,246         10.403924         23,367            4%(a)

      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified                                       967,914         20.223412     19,574,524           27%
         Non-tax qualified                                    59,654         20.223412      1,206,407           27%

      Dreyfus Stock Index Fund:
         Tax qualified                                     2,033,357         21.913276     44,557,513           31%
         Non-tax qualified                                   456,511         21.913276     10,003,652           31%

      Dreyfus VIF - Capital Appreciation Portfolio:
         Tax qualified                                         2,752         10.244238         28,192            2%(a)
         Non-tax qualified                                       487         10.244238          4,989            2%(a)

      Dreyfus VIF - Quality Bond Portfolio:
         Tax qualified                                       377,157         11.533218      4,349,834            8%
         Non-tax qualified                                    30,747         11.533218        354,612            8%

      Dreyfus VIF - Small Cap Portfolio:
         Tax qualified                                     3,392,727         17.567589     59,602,034           15%
         Non-tax qualified                                   173,470         17.567589      3,047,450           15%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified                                     4,809,504         20.553936     98,854,237           26%
         Non-tax qualified                                 1,235,093         20.553936     25,386,022           26%

      Fidelity VIP - High Income Portfolio:
         Tax qualified                                     1,184,586         15.396163     18,238,079           16%
         Non-tax qualified                                    70,227         15.396163      1,081,226           16%

      Janus AS - Janus Aspen
      International Growth Portfolio:
         Tax qualified                                           978          9.952334          9,733            0%(a)
         Non-tax qualified                                     2,117          9.952334         21,069            0%(a)

      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified                                     2,023,820         23.867569     48,303,663           33%
         Non-tax qualified                                   808,136         23.867569     19,288,242           33%

      Nationwide SAT - Government Bond Fund:
         Tax qualified                                     2,630,778         32.572519     85,691,066            8%
         Non-tax qualified                                 1,136,230         32.584532     37,023,523            8%

      Nationwide SAT - High Income Bond Fund:
         Tax qualified                                           279         10.206766          2,848            2%(a)

      Nationwide SAT - Money Market Fund:
         Tax qualified                                     1,487,528         21.120495     31,417,328            4%
         Non-tax qualified                                   476,129         22.947799     10,926,113            4%

      Nationwide SAT - Total Return Fund:
         Tax qualified                                     5,163,514         79.422176    410,097,518           28%
         Non-tax qualified                                 2,084,153         77.137765    160,766,904           28%

      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified                                     1,725,578         18.349145     31,662,881           18%
         Non-tax qualified                                   620,264         18.349145     11,381,314           18%

      Strong Opportunity Fund II, Inc.:
         Tax qualified                                       897,935         15.098205     13,557,207           24%
         Non-tax qualified                                    62,437         15.098205        942,687           24%

      Templeton VPS - Templeton International Fund:
         Tax qualified                                     1,817,862         15.599596     28,357,913           12%
         Non-tax qualified                                    96,813         15.599596      1,510,244           12%
                                                            ========         ========

   Reserves for annuity contracts in payout phase:
         Tax qualified                                                                         383,997
         Non-tax qualified                                                                     269,466
                                                                                           -----------
                                                                                       $ 1,220,486,706
                                                                                       ===============

(a)  This investment option was not being utilized for the entire period.



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                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Multi-Flex Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Multi-Flex Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                         [KPMG Peat Marwick LLP]

Columbus, Ohio
February 6, 1998


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NATIONWIDE LIFE INSURANCE COMPANY
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